Other assets and liabilities (Tables)	3 Months Ended
Jun. 30, 2020
Other financial assets measured at amortized cost
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Assets Explanatory
USD million	30.6.20	31.3.20	31.12.19
Debt securities	19,062	14,118	14,141
of which: government bills / bonds	9,812	8,458	8,492
Loans to financial advisors[1]	2,673	2,699	2,877
Fee- and commission-related receivables	1,650	2,094	1,521
Finance lease receivables	1,409	1,386	1,444
Settlement and clearing accounts	317	893	587
Accrued interest income	624	624	742
Other	1,518	1,951	1,669
Total other financial assets measured at amortized cost	27,253	23,765	22,980
1 Related to financial advisors in the US and Canada.

Other non-financial assets
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Assets Explanatory
USD million	30.6.20	31.3.20	31.12.19
Precious metals and other physical commodities	4,890	4,050	4,597
Bail deposit[1]	1,300	1,273	1,293
Prepaid expenses	980	1,069	927
VAT and other tax receivables	374	384	493
Properties and other non-current assets held for sale	242	202	199
Other	390	657	346
Total other non-financial assets	8,177	7,634	7,856
1 Refer to item 1 in Note 16b for more information.

Other financial liabilities measured at amortized cost
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	30.6.20	31.3.20	31.12.19
Other accrued expenses	1,607	1,835	1,928
Accrued interest expenses	1,155	1,065	1,562
Settlement and clearing accounts	1,818	1,844	1,379
Lease liabilities	3,850	3,830	3,943
Other	1,268	1,360	900
Total other financial liabilities measured at amortized cost	9,699	9,934	9,712

Other financial liabilities designated at fair value
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	30.6.20	31.3.20	31.12.19
Financial liabilities related to unit-linked investment contracts	26,573	23,150	28,145
Securities financing transactions	8,371	5,992	5,742
Over-the-counter debt instruments	2,852	2,297	2,022
Other	105	96	31
Total other financial liabilities designated at fair value	37,902	31,536	35,940
of which: life-to-date own credit (gain) / loss	(64)	(217)	(4)

Other non-financial liabilities
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	30.6.20	31.3.20	31.12.19
Compensation-related liabilities	5,799	4,514	6,812
of which: Deferred Contingent Capital Plan	1,561	1,464	1,855
of which: financial advisor compensation plans	1,267	1,189	1,463
of which: other compensation plans	1,575	648	2,310
of which: net defined benefit pension and post-employment liabilities	771	629	633
of which: other compensation-related liabilities[1]	624	585	552
Deferred tax liabilities	675	800	311
Current tax liabilities	875	705	852
VAT and other tax payables	518	575	475
Deferred income	249	219	141
Other	186	245	202
Total other non-financial liabilities	8,302	7,059	8,794
1 Includes liabilities for payroll taxes and untaken vacation.